Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Balance, Beginning	$ 256,000		$ 246,000
Acquisitions	16,000		4,000
Foreign Currency Translation Adjustment	1,000		6,000
Balance, Ending	273,000		256,000
Accumulated Amortization, Balance Beginning	173,000		118,000
Accumulated Amortization, Amortization	55,000		48,000
Accumulated Amortization, Foreign Currency Translation Adjustment	1,000		7,000
Accumulated Amortization, Balance Ending	229,000		173,000
Net Book Value, Equipment	44,000	$ 44	83,000	$ 83
Right-of-use assets [member]
Statement [Line Items]
Balance, Beginning	120,000		117,000
Acquisitions	0		0
Foreign Currency Translation Adjustment	1,000		3,000
Balance, Ending	121,000		120,000
Accumulated Amortization, Balance Beginning	85,000		58,000
Accumulated Amortization, Amortization	24,000		23,000
Accumulated Amortization, Foreign Currency Translation Adjustment	1,000		4,000
Accumulated Amortization, Balance Ending	110,000		85,000
Net Book Value, Equipment	11,000		35,000
Leasehold Improvements [Member]
Statement [Line Items]
Balance, Beginning	89,000		87,000
Acquisitions	0		0
Foreign Currency Translation Adjustment	0		2,000
Balance, Ending	89,000		89,000
Accumulated Amortization, Balance Beginning	60,000		42,000
Accumulated Amortization, Amortization	18,000		16,000
Accumulated Amortization, Foreign Currency Translation Adjustment	0		2,000
Accumulated Amortization, Balance Ending	78,000		60,000
Net Book Value, Equipment	11,000		29,000
Office Furnishings And Equipments [Member]
Statement [Line Items]
Balance, Beginning	47,000		42,000
Acquisitions	0		4,000
Foreign Currency Translation Adjustment	16,000		1,000
Balance, Ending	63,000		47,000
Accumulated Amortization, Balance Beginning	28,000		18,000
Accumulated Amortization, Amortization	13,000		9,000
Accumulated Amortization, Foreign Currency Translation Adjustment	0		1,000
Accumulated Amortization, Balance Ending	41,000		28,000
Net Book Value, Equipment	$ 22,000		$ 19,000